Investment Objectives and Goals	Aug. 29, 2025
Hotchkis & Wiley Large Cap Disciplined Value Fund
Prospectus [Line Items]
Risk/Return [Heading]	Large Cap Disciplined Value Fund
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]	The Fund seeks capital appreciation.
Hotchkis & Wiley Global Value Fund
Prospectus [Line Items]
Risk/Return [Heading]	Global Value Fund
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]	The Fund seeks capital appreciation.
Hotchkis & Wiley Large Cap Fundamental Value Fund
Prospectus [Line Items]
Risk/Return [Heading]	Large Cap Fundamental Value Fund
Objective [Heading]	Investment Objectives.
Objective, Primary [Text Block]	The Fund seeks current income and long-term growth of income, as well as capital appreciation.
Hotchkis and Wiley International Value Fund
Prospectus [Line Items]
Risk/Return [Heading]	International Value Fund
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]	The Fund seeks capital appreciation.
Hotchkis & Wiley Mid-Cap Value Fund
Prospectus [Line Items]
Risk/Return [Heading]	Mid-Cap Value Fund
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]	The Fund seeks capital appreciation.
International Small Cap Diversified Value Fund
Prospectus [Line Items]
Risk/Return [Heading]	International Small Cap Diversified Value Fund
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]	The Fund seeks capital appreciation.
Hotchkis & Wiley Small Cap Value Fund
Prospectus [Line Items]
Risk/Return [Heading]	Small Cap Value Fund
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]	The Fund seeks capital appreciation.
Hotchkis & Wiley Value Opportunities Fund
Prospectus [Line Items]
Risk/Return [Heading]	Value Opportunities Fund
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]	The Fund seeks capital appreciation.
Hotchkis & Wiley Small Cap Diversified Value Fund
Prospectus [Line Items]
Risk/Return [Heading]	Small Cap Diversified Value Fund
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]	The Fund seeks capital appreciation.
Hotchkis & Wiley High Yield Fund
Prospectus [Line Items]
Risk/Return [Heading]	High Yield Fund
Objective [Heading]	Investment Objectives.
Objective, Primary [Text Block]	The Fund seeks high current income combined with the opportunity for capital appreciation to maximize total return.
Hotchkis & Wiley SMID Cap Diversified Value Fund
Prospectus [Line Items]
Risk/Return [Heading]	SMID Cap Diversified Value Fund
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]	The Fund seeks capital appreciation.
Hotchkis and Wiley Opportunities MP Fund
Prospectus [Line Items]
Risk/Return [Heading]	HW Opportunities MP Fund
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]	The HW Opportunities MP Fund (the “Fund”) seeks capital appreciation.